UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
OPERATING ACTIVITIES
Profit/ (Loss) for the period	$ 605,241	$ 1,238,501	$ (5,592,812)	$ (1,439,963)
Adjustments to reconcile profit to net cash flows
Income tax			(1,465,501)	8,762,427
Financial results			17,345,551	14,814,046
Depreciation of property, plant and equipment			3,035,184	2,556,422
Amortization of intangible assets			5,944,246	5,474,971
Depreciation of leased assets			2,219,948	1,711,256
Share-based incentive and stock options			2,338,406	8,527,214
Share of profit or loss of joint ventures and associates	(360,155)	(2,052,296)	226,163	(3,560,967)
Provisions for contingencies			175,487	49,090
Allowance for impairment of trade debtors			1,980,726	296,051
Allowance for obsolescence			477,756	282,836
Initial recognition and changes in the fair value of biological assets			(588,053)	(338,128)
Changes in the net realizable value of agricultural products after harvest			204,910	2,192,558
Gain on sale of equipment and intangible assets			(147,199)	(33,521)
Working capital adjustments
Trade receivables			(23,973,784)	(38,431,478)
Other receivables			866,073	3,281,861
Income and minimum presumed income taxes			(4,640,270)	8,670,430
Inventories and biological assets			19,339,831	13,725,208
Trade and other payables			(21,442,963)	11,867,420
Employee benefits and social security			889,412	(1,388,050)
Deferred revenue and advances from customers			(1,039,002)	(2,698,249)
Interest collected			3,579,162	1,204,931
Inflation effects on working capital adjustments			66,366	323,421
Net cash flows (used) /generated by operating activities			(200,363)	35,849,786
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment			155,471	45,268
Proceeds from financial assets			9,628,376
Investment in financial assets			(5,656,002)	(16,363,130)
Purchase of property, plant and equipment			(3,934,189)	(6,070,237)
Capitalized development expenditures			(5,022,789)	(4,454,893)
Purchase of intangible assets			(284,372)	(219,829)
Net cash flows used by investing activities			(5,113,505)	(27,062,821)
FINANCING ACTIVITIES
Proceeds from borrowings			84,101,646	69,810,628
Repayment of borrowings and financed payments			(78,069,806)	(79,250,768)
Interest payments			(12,598,035)	(12,168,664)
Other financial payments			(2,249,398)	(1,288,813)
Purchase of own shares			(926,899)	(734,388)
Leased assets payments			(2,497,966)	(2,493,617)
Cash dividend distributed by subsidiary			(72,051)	(151,612)
Net cash flows used by financing activities			(12,312,509)	(26,277,234)
Net decrease in cash and cash equivalents			(17,626,377)	(17,490,269)
Inflation effects on cash and cash equivalents			1,960	(10,495)
Cash and cash equivalents as of beginning of the period			44,473,270	48,129,194	$ 48,129,194
Effect of exchange rate changes on cash and equivalents			2,327,888	(6,226,493)
Cash and cash equivalents as of the end of the period	$ 29,176,741	$ 24,401,937	$ 29,176,741	$ 24,401,937	$ 44,473,270